Prospectus Supplement                                    211106 1/04

dated January 23, 2004 to:
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PUTNAM INTERNATIONAL EQUITY FUND
Prospectuses dated October 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leaders             Since   Experience
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Joshua L. Byrne               2003    1992 - Present        Putnam Management
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Simon Davis                   2003    2000 - Present        Putnam Management
                                      Prior to Sept. 2000   Deutsche Asset
                                                            Management
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Portfolio members             Since   Experience
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Stephen S. Oler               2000    1997 - Present        Putnam Management
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George W. Stairs              2002    1994 - Present        Putnam Management
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